SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Security deposit	$ 143,541
Prior year government funding	203,000
Convertible debt instrument amount	767,500
Other Current Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Security deposit	$ 207,000